Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Future minimum lease payments
2026	$ 5,413
2027	5,350
2028	4,352
2029	3,475
2030	3,241
2031 and thereafter	3,741
Total undiscounted lease payments	25,572
Less imputed interest	(4,893)
Present value of lease liabilities	20,679	$ 22,307
Operating lease liabilities, current	4,983	5,611	[1]
Operating lease liabilities, non-current	$ 15,696	$ 16,696	[1]

[1]	Restated (refer to Note 2(c))